Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Fair Value Measurements [Abstract]
Schedule of Liabilities Subject to Fair Value Measurements	Liabilities subject to fair value measurements at March 31, 2024 are as follows:
	As of March 31, 2024
	Level 1	Level 2	Level 3	Total
Liabilities
Forward purchase agreements	$-	$-	$201,250	$201,250
Earnout liabilities	-	-	611,000	611,000
Share based compensation liabilities	582,332	-	-	582,332
Total liabilities	$582,332	$-	$812,250	$1,394,582
Liabilities subject to fair value measurements at December 31, 2023 are as follows:
	As of December 31, 2023
	Level 1	Level 2	Level 3	Total
Liabilities
Forward purchase agreements	$-	$-	$717,000	$717,000
Earnout liabilities	-	-	1,964,000	1,964,000
Share based compensation liabilities	862,614	-	-	862,614
Total liabilities	$862,614	$-	$2,681,000	$3,543,614
Liabilities subject to fair value measurements are as follows:
	As of December 31, 2023
	Level 1	Level 2	Level 3	Total
Liabilities
Forward purchase agreements	-	-	717,000	717,000
Earnout liabilities	-	-	1,964,000	1,964,000
Share based compensation liabilities	862,614	-	-	862,614
Total liabilities	$862,614	$-	$2,681,000	$3,543,614

Schedule of Changes in Fair Value of the Forward Purchase Agreement Liabilities
	As of March 31, 2024	As of December 31, 2023
Liability at beginning of the period	$1,964,000	$-
Assumed in the Business Combination	-	49,894,000
Change in fair value	(1,353,000)	(47,930,000)
Balance at end of the period	$611,000	$1,964,000
The following table presents the changes in the fair value of the Forward Purchase Agreements liabilities at December 31, 2023.
For the year ended December 31, 2023
Liabilities at beginning of the period	$-
Assumed in the Business Combination	965,000
Change in fair value	(248,000)
Balance as of December 31, 2023	$717,000
For the year ended December 31, 2023
Liability at beginning of the period	$-
Assumed in the Business Combination	49,894,000
Change in fair value	(47,930,000)
Balance as of December 31, 2023	$1,964,000

Schedule of Key Assumptions used in Valuing the Earn-Out Shares	Below are the key assumptions used in valuing the earnout shares:
	As of March 31, 2024	As of December 31, 2023
Stock Price	$0.71	$1.65
Volatility	70%	60%
Risk free rate of return	4.25%	3.62%
Expected term (in years)	4.55	4.8
Below are the key assumptions used in valuing the earn-out shares:
As of 12/31/2023
Stock Price	$1.65
Volatility	60%
Risk free rate of return	3.62%
Expected term (in years)	4.8